EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2019
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
16.	EARNINGS PER SHARE

The following reflects the income and share data used in the calculations of basic and diluted earnings per share:

	2019	2018	2017
	US$000	US$000	US$000
Net loss attributable to members of the Parent Entity used in calculating basic and diluted earnings per share	(13,097)	(7,115)	(5,955)

	2019 Thousands of Shares	2018 Thousands of Shares	2017 Thousands of Shares
Weighted average number of Ordinary Shares used in calculating basic and diluted loss per share	456,480	326,101	213,376

(a)	Non-Dilutive Securities

As at balance date, 42,188,888 Options (including 2,300,000 employee options, 33,888,888 lender options, and 6,000,000 underwriter options) and 16,395,000 employee rights, which together represent 58,583,888 potential Shares (2018: 19,438,444), were considered anti-dilutive as they would decrease the loss per share.

(b)	Conversions, Calls, Subscriptions or Issues after June 30, 2019

There have been no conversions to, calls of, subscriptions for, or issues of Shares or potential Shares since the reporting date and before the completion of this financial report.